SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                                        Commission File Number 1-11432; 1-11436


                           NOTIFICATION OF LATE FILING


(Check One):   [_] Form 10-K    [_] Form 11-K    [_] Form 20-F    [X] Form 10-Q
               [_] Form N-SAR

          For Period Ended: September 29, 2002

     [_]  Transition Report on Form 10-K

     [_]  Transition Report on Form 20-F

     [_]  Transition Report on Form 11-K

     [_]  Transition Report on Form 10-Q

     [_]  Transition Report on Form N-SAR

          For the Transition Period Ended:______________________________________

     Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A



                                     PART I
                             REGISTRANT INFORMATION



Full name of registrant  Foamex L.P.
                         Foamex Capital Corporation

Former name if applicable  N/A


Address of principal executive office (Street and number)

                              1000 Columbia Avenue

City, state and zip code
                               Linwood, PA 19061



                                    PART II
                             RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

     |    (a)  The reasons  described in  reasonable  detail in Part III of this
     |         form  could  not be  eliminated  without  unreasonable  effort or
     |         expense;
     |
     |    (b)  The subject annual report,  semi-annual report, transition report
     |         on Form 10-K,  20-F,  11-K or Form N-SAR, or portion thereof will
[X]  |         be filed  on or  before  the  15th  calendar  day  following  the
     |         prescribed  due  date;  or  the  subject   quarterly   report  or
     |         transition  report on Form 10-Q, or portion thereof will be filed
     |         on or before the fifth  calendar day following the prescribed due
     |         date; and
     |
     |    (c)  The  accountant's  statement  or other  exhibit  required by Rule
     |         12b-25(c) has been attached if applicable.

                                    PART III
                                   NARRATIVE

     State below in reasonable detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The Registrant is in the final stages of negotiating an amendment to its credit agreement which, among other things, would amend certain financial covenants contained therein. Because the outcome of this matter would have a material impact on the relevant disclosure in the Registrant's Form 10-Q, the Registrant's Form 10-Q for the quarter ended September 29, 2002 cannot be filed within the prescribed time period without unreasonable effort or expense.

The quarterly report on Form 10-Q will be filed on or before November 18, 2002, the fifth calendar day following the prescribed due date.



                                    PART IV
                               OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

        Gregory Christian, Esquire                      610-859-3000
     ---------------------------------------------------------------------------
                       (Name)                     (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                 [X] Yes  [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                 [X] Yes  [_] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As announced in a press release, dated October 16, 2002, Foamex L.P. expects to report a net loss for its third quarter ended September 29, 2002, primarily as a result of significant price increases from its raw material suppliers, combined with higher than expected selling, general and administrative expenses principally related to one-time fees. The Registrant reported net income of $8.2 million in the third quarter of last year.


                                   Foamex L.P.
                           Foamex Capital Corporation
--------------------------------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date November 14, 2002            By /s/ George L. Karpinski
     -----------------            ---------------------------------------------
                                  Name:  George L. Karpinski
                                  Title: Interim Chief Financial Officer